| 1
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
COMMODITIES STRATEGY FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 6 .2%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
81,258 $ 816,643
Guggenheim Strategy Fund II
a
32,137 795,078
Total Mutual Funds
(Cost $1,609,630) 1,611,721
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 36 .1%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 4,917,834 4,917,834
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 4,469,219 4,469,219
Total Repurchase Agreements
(Cost $9,387,053) 9,387,053
A
A
A
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 19 .3%
U.S. Treasury Bills
3.61% due 04/02/26
c,d
$ 5,000,000 $ 4,999,499
Total U.S. Treasury Bills
(Cost $4,999,499) 4,999,499
FEDERAL AGENCY DISCOUNT NOTES - 19 .2%
Federal Farm Credit Bank
3.64% due 04/09/26
c
5,000,000 4,995,513
Total Federal Agency Discount Notes
(Cost $4,995,961) 4,995,513
Total Investments - 80.8%
(Cost $20,992,143) $ 20,993,786
Other Assets & Liabilities, net - 19.2% 5,002,414
Total Net Assets - 100.0% $ 25,996,200
a
Affiliated issuer.
b
Repurchase Agreements — See Note 4 .
c
Rate indicated is the effective yield at the time of purchase.
d
All or a portion of this security is pledged as futures collateral at March 31, 2026.
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
a
Commodity Futures Contracts Purchased
S&P Goldman Sachs Commodity Index Futures Contracts 141 Apr 2026 $ 26,267,461 $ 1,408,432
– –
a
Includes cumulative appreciation (depreciation).
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Consolidated Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Mutual Funds $ 1,611,721 $ — $ — $ 1,611,721
Repurchase Agreements — 9,387,053 — 9,387,053
U.S. Treasury Bills — 4,999,499 — 4,999,499
Federal Agency Discount Notes — 4,995,513 — 4,995,513
Commodity Futures Contracts
a
1,408,432 — — 1,408,432
Total Assets $ 3,020,153 $ 19,382,065 $ — $ 22,402,218
– – – –

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
COMMODITIES STRATEGY FUND
March 31, 2026
2 |
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/88525/000139834425021766/fp0095396-56_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 819,081 $ — $ — $ — $ (2,438) $ 816,643 81,258 $ 8,928
Guggenheim Strategy
Fund II 797,328 — — — (2,250) 795,078 32,137 9,726
$ 1,616,409 $ — $ — $ — $ (4,688) $ 1,611,721 $ 18,654

| 3
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
MANAGED FUTURES STRATEGY FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 43 .4%
Guggenheim Strategy Fund
III
a
193,266 $ 4,800,717
Guggenheim Strategy Fund II
a
126,104 3,119,814
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
253,625 2,548,934
Total Mutual Funds
(Cost $10,451,739) 10,469,465
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
b
- 36 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 4,622,321 $ 4,622,321
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 4,200,662 4,200,662
Total Repurchase Agreements
(Cost $8,822,983) 8,822,983
Total Investments - 79.9%
(Cost $19,274,722) $ 19,292,448
Other Assets & Liabilities, net - 20.1% 4,848,428
Total Net Assets - 100.0% $ 24,140,876
a
Affiliated issuer.
b
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
Commodity Futures Contracts Purchased
LME Primary Aluminum Futures Contracts 30 Apr 2026 $ 2,641,058 $ 305,202
Low Sulphur Gas Oil Futures Contracts 4 May 2026 495,700 103,713
Cattle Feeder Futures Contracts 8 May 2026 1,465,900 101,920
New York Harbor Ultra-Low Sulfur Diesel Futures Contracts 4 Apr 2026 691,118 80,281
Live Cattle Futures Contracts 17 Jun 2026 1,654,270 61,352
Brent Crude Futures Contracts 4 Apr 2026 415,880 34,956
Cotton #2 Futures Contracts 6 May 2026 210,000 9,886
Gasoline RBOB Futures Contracts 2 Apr 2026 269,128 6,060
Palladium Futures Contracts 1 Jun 2026 148,750 5,797
Corn Futures Contracts 6 May 2026 137,325 4,117
LME Primary Aluminum Futures Contracts 1 May 2026 87,601 1,054
Soybean Futures Contracts 8 May 2026 468,400 270
Sugar #11 Futures Contracts 13 Apr 2026 225,971 (2,024)
LME Nickel Futures Contracts 1 May 2026 102,162 (2,392)
LME Zinc Futures Contracts 4 May 2026 324,094 (5,001)
LME Lead Futures Contracts 5 May 2026 235,563 (5,065)
Soybean Meal Futures Contracts 15 May 2026 474,600 (10,719)
LME Nickel Futures Contracts 4 Apr 2026 406,757 (11,930)
LME Zinc Futures Contracts 4 Apr 2026 322,816 (12,283)
LME Lead Futures Contracts 10 Apr 2026 468,963 (16,550)
Copper Futures Contracts 2 May 2026 280,700 (19,690)
Silver Futures Contracts 1 May 2026 374,595 (52,603)
Gold 100 oz. Futures Contracts 3 Jun 2026 1,403,580 (152,004)
$ 424,347

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MANAGED FUTURES STRATEGY FUND
March 31, 2026
4 |
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
Futures Contracts (continued)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
Currency Futures Contracts Purchased
Japanese Yen Futures Contracts 5 Jun 2026 $ 395,875 $ 2,007
Euro FX Futures Contracts 1 Jun 2026 144,818 (1,023)
British Pound Futures Contracts 2 Jun 2026 165,325 (1,308)
Mexican Peso Futures Contracts 20 Jun 2026 553,600 (1,480)
Australian Dollar Futures Contracts 2 Jun 2026 137,650 (3,012)
$ (4,816)
Interest Rate Futures Contracts Purchased
Euro - Bund Futures Contracts 7 Jun 2026 1,014,392 $ (11,972)
Equity Futures Contracts Purchased
TOPIX Index Futures Contracts 1 Jun 2026 220,808 3,744
IBEX 35 Index Futures Contracts 3 Apr 2026 588,245 3,044
S&P/TSX 60 IX Index Futures Contracts 1 Jun 2026 274,326 55
MSCI Emerging Markets Index Futures Contracts 3 Jun 2026 218,190 (3,310)
Euro STOXX 50 Index Futures Contracts 8 Jun 2026 508,045 (10,428)
Nikkei 225 (OSE) Index Futures Contracts 1 Jun 2026 322,389 (11,222)
FTSE 100 Index Futures Contracts 27 Jun 2026 3,644,286 (15,859)
Nikkei 225 (CME) Index Futures Contracts 1 Jun 2026 265,425 (16,179)
FTSE Taiwan Index Futures Contracts 4 Apr 2026 413,280 (20,039)
FTSE/JSE TOP 40 Index Futures Contracts 34 Jun 2026 2,148,627 (33,088)
$ (103,282)
Currency Futures Contracts Sold Short
Canadian Dollar Futures Contracts 99 Jun 2026 7,128,000 106,815
British Pound Futures Contracts 5 Jun 2026 413,312 1,699
Euro FX Futures Contracts 1 Jun 2026 144,819 (44)
Japanese Yen Futures Contracts 2 Jun 2026 158,350 (130)
Australian Dollar Futures Contracts 5 Jun 2026 344,125 (494)
$ 107,846
Interest Rate Futures Contracts Sold Short
U.S. Treasury 2 Year Note Futures Contracts 86 Jun 2026 17,840,297 30,423
Long Gilt Futures Contracts 10 Jun 2026 1,161,813 26,979
U.S. Treasury Long Bond Futures Contracts 18 Jun 2026 2,049,750 19,963
Australian Government 3 Year Bond Futures Contracts 95 Jun 2026 6,792,609 6,668
U.S. Treasury Ultra Long Bond Futures Contracts 9 Jun 2026 1,049,062 6,546
Australian Government 10 Year Bond Futures Contracts 14 Jun 2026 1,040,600 2,152
Euro - Bobl Futures Contracts 7 Jun 2026 933,817 (2,757)
U.S. Treasury 10 Year Note Futures Contracts 11 Jun 2026 1,221,515 (5,513)
U.S. Treasury 5 Year Note Futures Contracts 31 Jun 2026 3,353,570 (8,119)
Canadian Government 10 Year Bond Futures Contracts 19 Jun 2026 1,639,363 (9,769)
Euro - Schatz Futures Contracts 120 Jun 2026 14,665,833 (17,746)
$ 48,827

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MANAGED FUTURES STRATEGY FUND
March 31, 2026
| 5
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
Futures Contracts (continued)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
Equity Futures Contracts Sold Short
DAX Index Futures Contracts 1 Jun 2026 $ 659,818 $ 19,947
S&P 500 Index Mini Futures Contracts 2 Jun 2026 657,075 6,721
Dow Jones Industrial Average Index Mini Futures Contracts 2 Jun 2026 465,820 3,802
Mini MSCI EAFE Index Futures Contracts 2 Jun 2026 290,110 3,332
S&P MidCap 400 Index Mini Futures Contracts 1 Jun 2026 339,650 (342)
Russell 2000 Index Mini Futures Contracts 3 Jun 2026 376,830 (556)
Dow Jones Industrial Average Mini Futures Contracts 2 Jun 2026 465,820 (897)
CAC 40 10 Euro Index Futures Contracts 11 Apr 2026 994,768 (12,303)
$ 19,704
Commodity Futures Contracts Sold Short
Platinum Futures Contracts 2 Jul 2026 197,020 26,148
LME Lead Futures Contracts 10 Apr 2026 468,963 17,934
LME Lead Futures Contracts 13 May 2026 612,463 14,256
LME Zinc Futures Contracts 4 Apr 2026 322,816 10,188
Natural Gas Futures Contracts 3 Apr 2026 86,520 9,592
LME Nickel Futures Contracts 4 Apr 2026 406,757 6,210
LME Nickel Futures Contracts 2 May 2026 204,323 568
Soybean Futures Contracts 1 May 2026 58,550 34
Cotton #2 Futures Contracts 9 May 2026 315,000 (47)
WTI Crude Futures Contracts 4 Apr 2026 405,520 (164)
Cocoa Futures Contracts 5 May 2026 165,000 (1,440)
Hard Red Winter Wheat Futures Contracts 6 May 2026 190,650 (3,781)
Soybean Oil Futures Contracts 6 May 2026 247,968 (8,868)
LME Zinc Futures Contracts 6 May 2026 486,142 (11,859)
Corn Futures Contracts 26 May 2026 595,075 (14,301)
LME Primary Aluminum Futures Contracts 11 May 2026 963,611 (49,622)
Wheat Futures Contracts 33 May 2026 1,016,813 (62,430)
LME Primary Aluminum Futures Contracts 30 Apr 2026 2,641,058 (296,771)
$ (364,353)
– –
a
Includes cumulative appreciation (depreciation).
CME — Chicago Mercantile Exchange
OSE — Oslo Stock Exchange

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MANAGED FUTURES STRATEGY FUND
March 31, 2026
6 |
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Consolidated Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Mutual Funds $ 10,469,465 $ — $ — $ 10,469,465
Repurchase Agreements — 8,822,983 — 8,822,983
Commodity Futures Contracts
a
799,538 — — 799,538
Currency Futures Contracts
a
110,521 — — 110,521
Interest Rate Futures Contracts
a
65,752 26,979 — 92,731
Equity Futures Contracts
a
40,645 — — 40,645
Total Assets $ 11,485,921 $ 8,849,962 $ — $ 20,335,883
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Currency Futures Contracts
a
$ 7,491 $ — $ — $ 7,491
Interest Rate Futures Contracts
a
55,876 — — 55,876
Equity Futures Contracts
a
91,135 33,088 — 124,223
Commodity Futures Contracts
a
739,544 — — 739,544
Total Liabilities $ 894,046 $ 33,088 $ — $ 927,134
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/88525/000139834425021766/fp0095396-56_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Strategy
Fund III $ 4,814,245 $ — $ — $ — $ (13,528) $ 4,800,717 193,266 $ 42,386
Guggenheim Strategy
Fund II 3,128,641 — — — (8,827) 3,119,814 126,104 23,543

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MANAGED FUTURES STRATEGY FUND
March 31, 2026
| 7
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 2,556,544 $ — $ — $ — $ (7,610) $ 2,548,934 253,625 $ 24,197
$ 10,499,430 $ — $ — $ — $ (29,965) $ 10,469,465 $ 90,126

8 |
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 29 .4%
FINANCIAL - 8 .3%
ProAssurance Corp.*
5,855 $ 144,736
International Money Express,
Inc.*
8,147 128,723
Air Lease Corp.
1,772 115,074
Janus Henderson Group plc
2,201 113,065
DigitalBridge Group, Inc.
6,349 97,901
Kennedy-Wilson Holdings,
Inc.
5,307 57,422
Diamond Hill Investment
Group, Inc.
298 51,286
Brighthouse Financial, Inc.*
577 34,551
Veris Residential, Inc. REIT
1,548 29,211
Peakstone Realty Trust REIT
1,377 28,765
Compass, Inc. — Class A*
1 7
Total Financial 800,741
TECHNOLOGY - 7 .3%
Cantaloupe, Inc.*
11,574 125,115
Onestream, Inc.*
5,069 121,656
Electronic Arts, Inc.
580 118,245
CSG Systems International,
Inc.
1,333 106,560
SEMrush Holdings,
Inc. — Class A*
6,283 75,019
Silicon Laboratories, Inc.*
347 72,228
Clearwater Analytics
Holdings, Inc. — Class A*
2,097 49,594
Qorvo, Inc.*
383 29,644
Total Technology 698,061
CONSUMER, NON-CYCLICAL - 6 .3%
Hologic, Inc.*
1,714 129,561
Nathan's Famous, Inc.
714 71,921
Select Medical Holdings Corp.
4,208 68,548
Enhabit, Inc.*
4,293 60,488
Arcellx, Inc.*
513 58,903
Apellis Pharmaceuticals, Inc.*
1,429 57,489
Udemy, Inc.*
11,258 52,012
Masimo Corp.*
166 29,527
Terns Pharmaceuticals, Inc.*
545 28,732
Day One Biopharmaceuticals,
Inc.*
1,336 28,644
Calavo Growers, Inc.
703 18,130
Atrium Therapeutics, Inc.*
1 8
Total Consumer, Non-cyclical 603,963
INDUSTRIAL - 5 .5%
Chart Industries, Inc.*
1,035 213,986
Norfolk Southern Corp.
392 112,504
Sealed Air Corp.
2,419 101,719
American Woodmark Corp.*
1,324 52,735
Great Lakes Dredge & Dock
Corp.*
2,589 44,013
Total Industrial 524,957
UTILITIES - 1 .6%
TXNM Energy, Inc.
1,821 106,455
Northwestern Energy Group,
Inc.
722 47,609
Total Utilities 154,064
CONSUMER, CYCLICAL - 0 .3%
Tri Pointe Homes, Inc.*
630 29,440
A
A
A SHARES VALUE
COMMON STOCKS - 29.4% (continued)
COMMUNICATIONS - 0 .1%
Warner Bros Discovery, Inc.*
465 $ 12,769
Total Common Stocks
(Cost $2,825,247) 2,823,995
RIGHTS - 0 .0%
CONSUMER, NON-CYCLICAL - 0 .0%
Assertio Holdings, Inc.*
,a
9,562 1
Bristol-Myers Squibb Co.*
,a
12,237 —
Johnson & Johnson*
,a
3,841 —
Sanofi S.A.
Expiring 06/30/32*
,a
1,186 —
Total Consumer, Non-cyclical 1
FINANCIAL - 0 .0%
Sycamore Partners LLC*
,a
10,376 1
Total Rights
(Cost $3,729) 2
MUTUAL FUNDS - 27 .6%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
b
114,226 1,147,968
Guggenheim Strategy Fund II
b
35,063 867,470
Guggenheim Strategy Fund
III
b
25,899 643,334
Total Mutual Funds
(Cost $2,649,126) 2,658,772
CLOSED-END MUTUAL FUNDS
c
- 4 .8%
Nuveen S&P 500 Dynamic
Overwrite Fund
1,763 28,331
PIMCO New York Municipal
Income Fund II
1,991 13,638
BlackRock Technology and
Private Equity Term Trust
2,022 13,345
Principal Real Estate Income
Fund
1,363 13,098
Duff & Phelps Utility and
Infrastructure Fund, Inc.
901 13,010
Sprott Focus Trust, Inc.
1,343 12,839
BlackRock Health Sciences
Term Trust
884 12,694
Neuberger Next Generation
Connectivity Fund, Inc.
985 12,677
Tri-Continental Corp.
401 12,668
SRH Total Return Fund, Inc.
740 12,654
Ellsworth Growth and Income
Fund Ltd.
1,132 12,622
General American Investors
Co., Inc.
215 12,571
Bancroft Fund Ltd.
583 12,558
John Hancock Diversified
Income Fund
1,156 12,554
Royce Micro-Cap Trust, Inc.
1,106 12,509
Gabelli Dividend & Income
Trust
460 12,388
Royce Global Trust, Inc.
921 12,306
Mexico Fund, Inc.
582 12,181
Clough Global Equity Fund
1,608 12,108
European Equity Fund, Inc.
1,191 11,779
Eaton Vance Tax Managed
Global Buy Write
Opportunities Fund
1,101 9,667

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
| 9
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
CLOSED-END MUTUAL FUNDS
c
- 4.8% (continued)
BlackRock Science and
Technology Term Trust
428 $ 9,480
Western Asset Inflation-
Linked Opportunities &
Income Fund
1,111 9,399
abrdn Australia Equity Fund,
Inc.
603 7,308
New Germany Fund, Inc.
674 6,888
Virtus Convertible & Income
Fund
430 6,398
Mexico Equity and Income
Fund, Inc.
409 5,276
Templeton Emerging Markets
Fund
259 4,530
Allspring Global Dividend
Opportunity Fund
738 4,303
MFS Municipal Income Trust
780 4,204
abrdn National Municipal
Income Fund
412 4,104
Gabelli Global Small and Mid
Cap Value Trust
242 3,635
BlackRock MuniHoldings
Fund, Inc.
313 3,531
abrdn Emerging Markets ex
China Fund, Inc.
474 3,456
BlackRock MuniYield New
York Quality Fund, Inc.
233 2,237
Nuveen Floating Rate Income
Fund
250 1,880
Nuveen Credit Strategies
Income Fund
383 1,865
BNY Mellon High Yield
Strategies Fund
763 1,862
BlackRock Municipal 2030
Target Term Trust
82 1,861
Eaton Vance Senior Floating-
Rate Trust
175 1,845
Nuveen Core Plus Impact
Fund
180 1,834
Western Asset Premier Bond
Fund
173 1,830
BlackRock Corporate High
Yield Fund, Inc.
214 1,823
BlackRock Multi-Sector
Income Trust
145 1,815
Allspring Income
Opportunities Fund
280 1,814
Nuveen NASDAQ 100
Dynamic Overwrite Fund
68 1,814
BlackRock MuniYield
Pennsylvania Quality Fund
164 1,809
Nuveen Global High Income
Fund
148 1,809
XAI Madison Equity Premium
Income Fund
310 1,807
Nuveen Core Equity Alpha
Fund
122 1,803
Nuveen Real Asset Income
and Growth Fund
146 1,796
Cohen & Steers Real Estate
Opportunities and Income
Fund
123 1,788
BlackRock MuniYield Quality
Fund III, Inc.
170 1,787
BlackRock MuniYield Quality
Fund, Inc.
162 1,779
Flaherty & Crumrine Total
Return Fund
107 1,776
A
A
A SHARES VALUE
CLOSED-END MUTUAL FUNDS
c
- 4.8% (continued)
Nuveen Real Estate Income
Fund
238 $ 1,776
BrandywineGLOBAL Global
Income Opportunities Fund,
Inc.
231 1,772
Western Asset Intermediate
Muni Fund, Inc.
229 1,759
Allspring Utilities and High
Income Fund
144 1,742
MFS High Income Municipal
Trust
415 1,540
Western Asset Investment
Grade Income Fund, Inc.
98 1,185
MFS Intermediate High
Income Fund
680 1,102
Invesco Senior Income Trust
307 989
BlackRock Virginia Municipal
Bond Trust
95 984
NYLI CBRE Global
Infrastructure Megatrends
Term Fund
67 984
Western Asset Diversified
Income Fund
73 981
Neuberger Energy
Infrastructure and Income
Fund, Inc.
93 977
John Hancock Premium
Dividend Fund
74 969
RiverNorth Flexible Municipal
Income Fund, Inc.
69 968
BlackRock Resources &
Commodities Strategy Trust
80 964
BlackRock MuniHoldings
California Quality Fund, Inc.
92 957
KKR Income Opportunities
Fund
87 957
Barings Global Short Duration
High Yield Fund
70 956
Nuveen Multi-Asset Income
Fund
77 955
PIMCO Dynamic Income
Strategy Fund
43 949
Flaherty & Crumrine Dynamic
Preferred and Income
Fund, Inc.
47 943
Highland Opportunities and
Income Fund
165 942
Highland Global Allocation
Fund
117 940
Western Asset Global High
Income Fund, Inc.
158 932
abrdn Life Sciences Investors
55 895
MFS High Yield Municipal
Trust
245 877
MFS Government Markets
Income Trust
296 870
Eaton Vance Floating-Rate
Income Trust
81 869
MFS Multimarket Income
Trust
188 869
Western Asset Investment
Grade Opportunity Trust,
Inc.
54 869
Eaton Vance Senior Income
Trust
174 868
RiverNorth Managed Duration
Municipal Income Fund
II, Inc.
59 867

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
10 |
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
CLOSED-END MUTUAL FUNDS
c
- 4.8% (continued)
AllianceBernstein Global High
Income Fund, Inc.
85 $ 865
Western Asset Inflation-
Linked Income Fund
107 865
MFS Investment Grade
Municipal Trust
108 863
MFS Charter Income Trust
142 861
Eaton Vance Municipal Bond
Fund
88 860
BNY Mellon Strategic
Municipal Bond Fund, Inc.
143 859
RiverNorth / DoubleLine
Strategic Opportunity Fund,
Inc.
112 859
Nuveen New York AMT-Free
Quality Municipal Income
Fund
84 858
BlackRock Taxable Municipal
Bond Trust
53 857
Western Asset High Income
Opportunity Fund, Inc.
236 857
BNY Mellon Strategic
Municipals, Inc.
136 855
Invesco Bond Fund
57 855
PIMCO Municipal Income
Fund II
113 855
abrdn Healthcare Investors
48 854
Cohen & Steers Infrastructure
Fund, Inc.
33 854
Western Asset Managed
Municipals Fund, Inc.
83 853
Liberty All-Star Equity Fund
153 849
Liberty All Star Growth Fund,
Inc.
178 846
Franklin Ltd. Duration Income
Trust
145 845
TCW Strategic Income Fund,
Inc.
188 844
Thornburg Income Builder
Opportunities Trust
40 844
John Hancock Income
Securities Trust
77 842
Flaherty & Crumrine Preferred
and Income Opportunity
Fund, Inc.
93 841
Western Asset Global
Corporate Opportunity
Fund, Inc.
78 839
BlackRock Credit Allocation
Income Trust
83 838
LMP Capital and Income
Fund, Inc.
56 836
Eaton Vance Tax-Advantaged
Dividend Income Fund
34 835
Eaton Vance Tax-Managed
Buy-Write Opportunities
Fund
61 834
Voya Emerging Markets High
Dividend Equity Fund
125 833
Nuveen Multi-Market Income
Fund
141 831
Flaherty & Crumrine Preferred
and Income Fund
74 827
John Hancock Investors Trust
64 826
Eaton Vance Risk-Managed
Diversified Equity Income
Fund
101 825
A
A
A SHARES VALUE
CLOSED-END MUTUAL FUNDS
c
- 4.8% (continued)
Eaton Vance Tax-Managed
Buy-Write Income Fund
57 $ 822
Flaherty & Crumrine Preferred
and Income Securities Fund
53 821
Eaton Vance Enhanced
Equity Income Fund II
40 818
First Trust Enhanced Equity
Income Fund
40 816
Neuberger Real Estate
Securities Income Fund,
Inc.
287 815
Morgan Stanley Emerging
Markets Debt Fund, Inc.
115 807
Gabelli Healthcare &
WellnessRx Trust
89 806
Voya Asia Pacific High
Dividend Equity Income
Fund
109 803
BlackRock Enhanced Global
Dividend Trust
73 800
Eaton Vance Tax-Managed
Global Diversified Equity
Income Fund
92 797
Royce Small-Cap Trust, Inc.
48 797
Virtus Artificial Intelligence &
Technology Opportunities
Fund
37 792
BlackRock Enhanced
International Dividend Trust
143 774
Eaton Vance Tax-Advantaged
Global Dividend
Opportunities Fund
29 773
Eaton Vance Tax-Advantaged
Global Dividend Income
Fund
38 765
Virtus Convertible & Income
Fund II
57 764
Credit Suisse High Yield
Credit Fund
330 627
Total Closed-End Mutual Funds
(Cost $428,609) 464,912
MASTER LIMITED PARTNERSHIPS - 0 .0%
ENERGY - 0 .0%
Western Midstream Partners,
LP
1 41
Total Master Limited Partnerships
(Cost $31) 41
FACE
AMOUNT
REPURCHASE AGREEMENTS
d
- 11 .4%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 572,339 572,339
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 520,128 520,128
Total Repurchase Agreements
(Cost $1,092,467) 1,092,467
Total Investments - 73.2%
(Cost $6,999,209) $ 7,040,189

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
| 11
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
EXCHANGE-TRADED FUNDS SOLD SHORT
c
- ( 5 .1 ) %
iShares Agency Bond ETF (1) $ (110)
VanEck Gold Miners ETF (11) (1,009)
iShares Core High Dividend
ETF (13) (1,764)
iShares MSCI All Country Asia
ex Japan ETF (24) (2,311)
Schwab U.S. Aggregate Bond
ETF (126) (2,926)
iShares iBoxx USD
Investment Grade
Corporate Bond ETF (35) (3,815)
iShares Floating Rate Bond
ETF (84) (4,280)
State Street SPDR S&P
Biotech ETF (35) (4,471)
State Street Health Care
Select Sector SPDR ETF (34) (4,985)
Invesco Senior Loan ETF (283) (5,776)
State Street Technology
Select Sector SPDR ETF (45) (5,981)
iShares U.S. Real Estate ETF (84) (7,943)
iShares MSCI Emerging
Markets ETF (174) (9,881)
iShares iBoxx USD High Yield
Corporate Bond ETF (129) (10,263)
iShares TIPS Bond ETF (103) (11,367)
State Street Utilities Select
Sector SPDR ETF (254) (11,656)
iShares Latin America 40 ETF (334) (11,864)
iShares Russell 1000 Growth
ETF (41) (17,482)
iShares Russell 2000 Index
ETF (113) (28,024)
iShares Russell 1000 Value
ETF (137) (29,273)
iShares MSCI EAFE ETF (372) (36,132)
State Street SPDR Bloomberg
Convertible Securities ETF (450) (41,184)
A
A
A SHARES VALUE
EXCHANGE-TRADED FUNDS SOLD SHORT
c
- (5.1)% (continued)
iShares National Muni Bond
ETF (440) $ (46,706)
State Street SPDR Nuveen
ICE High Yield Municipal
Bond ETF (2,275) (56,420)
State Street SPDR S&P 500
ETF Trust (98) (63,733)
State Street SPDR Nuveen
ICE Municipal Bond ETF (1,651) (74,856)
A A A
Total Exchange-Traded Funds Sold Short
(Proceeds $514,007) (494,212)
COMMON STOCKS SOLD SHORT - ( 3 .0 ) %
FINANCIAL - ( 0 .0 ) %
Nicolet Bankshares, Inc. (1) (149)
A A A
TECHNOLOGY - ( 0 .2 ) %
Skyworks Solutions, Inc. (368) (19,706)
A A A
UTILITIES - ( 0 .5 ) %
Black Hills Corp. (708) (49,142)
A A A
CONSUMER, NON-CYCLICAL - ( 0 .7 ) %
Mission Produce, Inc.* (688) (9,467)
Coursera, Inc.* (9,006) (52,415)
Total Consumer, Non-cyclical (61,882)
INDUSTRIAL - ( 1 .6 ) %
Masterbrand, Inc.* (6,819) (56,666)
Union Pacific Corp. (392) (95,107)
Total Industrial (151,773)
Total Common Stocks Sold Short
(Proceeds $322,787) (282,652)
Total Securities Sold Short - (8.1)%
(Proceeds $836,794) $ (776,864)
Other Assets & Liabilities, net - 34.9% 3,360,709
Total Net Assets - 100.0% $ 9,624,034
*
Non-income producing security.
a
Value determined based on Level 3 inputs — See Note 3 .
b
Affiliated issuer.
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
12 |
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
b
Commodity Futures Contracts Purchased
Low Sulphur Gas Oil Futures Contracts 1 May 2026 $ 121,325 $ 25,908
Soybean Oil Futures Contracts 4 Dec 2026 156,720 21,446
Cotton #2 Futures Contracts 4 May 2026 140,000 9,996
Brent Crude Futures Contracts 1 Jun 2026 104,310 8,228
Cotton #2 Futures Contracts 8 Dec 2026 297,360 6,751
Soybean Futures Contracts 3 Nov 2026 173,625 6,121
Live Cattle Futures Contracts 1 Jun 2026 97,310 3,836
Corn Futures Contracts 1 May 2026 22,888 686
Soybean Futures Contracts 2 May 2026 117,100 (804)
Soybean Meal Futures Contracts 2 May 2026 63,280 (1,799)
Natural Gas Futures Contracts 2 Jun 2026 60,220 (3,103)
Natural Gas Futures Contracts 1 May 2026 28,920 (3,183)
Cotton #2 Futures Contracts 6 Jul 2026 216,390 (4,688)
Coffee ‘C’ Futures Contracts 1 Sep 2026 104,288 (6,983)
$ 62,412
Interest Rate Futures Contracts Purchased
Euro - BTP Italian Government Bond Futures Contracts 2 Jun 2026 268,770 2,148
Euro - Bund Futures Contracts 1 Jun 2026 144,913 1,408
Canadian Government 10 Year Bond Futures Contracts 1 Jun 2026 86,282 271
$ 3,827
Currency Futures Contracts Purchased
Japanese Yen Futures Contracts 5 Jun 2026 395,874 (785)
New Zealand Dollar Futures Contracts 1 Jun 2026 57,530 (1,228)
Australian Dollar Futures Contracts 3 Jun 2026 206,475 (3,669)
$ (5,682)
Equity Futures Contracts Purchased
FTSE 100 Index Futures Contracts 4 Jun 2026 539,894 3,404
Euro STOXX 50 Index Futures Contracts 1 Jun 2026 63,506 1,002
CBOE Volatility Index Futures Contracts 6 Sep 2026 146,100 (1,712)
CBOE Volatility Index Futures Contracts 7 Aug 2026 170,102 (4,756)
FTSE/JSE TOP 40 Index Futures Contracts 5 Jun 2026 315,975 (5,446)
$ (7,508)
Currency Futures Contracts Sold Short
Swiss Franc Futures Contracts 3 Jun 2026 472,425 13,682
Canadian Dollar Futures Contracts 10 Jun 2026 720,000 9,097
Euro FX Futures Contracts 3 Jun 2026 434,456 (758)
$ 22,021
Equity Futures Contracts Sold Short
Dow Jones Industrial Average Index Mini Futures Contracts 1 Jun 2026 232,910 3,575
CBOE Volatility Index Futures Contracts 1 Apr 2026 25,022 3,231
Russell 2000 Index Mini Futures Contracts 1 Jun 2026 125,610 448
CBOE Volatility Index Futures Contracts 3 May 2026 73,236 275
CAC 40 10 Euro Index Futures Contracts 1 Apr 2026 90,434 (949)
$ 6,580

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
| 13
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
Futures Contracts (continued)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
b
Interest Rate Futures Contracts Sold Short
Long Gilt Futures Contracts 3 Jun 2026 $ 348,544 $ 2,151
Australian Government 3 Year Bond Futures Contracts 12 Jun 2026 858,014 1,295
U.S. Treasury Long Bond Futures Contracts 2 Jun 2026 227,750 590
U.S. Treasury Ultra Long Bond Futures Contracts 1 Jun 2026 116,563 330
U.S. Treasury 10 Year Note Futures Contracts 1 Jun 2026 111,047 48
Euro - Bobl Futures Contracts 1 Jun 2026 133,402 (225)
U.S. Treasury 5 Year Note Futures Contracts 2 Jun 2026 216,359 (635)
U.S. Treasury 2 Year Note Futures Contracts 4 Jun 2026 829,781 (1,301)
Euro - Schatz Futures Contracts 15 Jun 2026 1,833,229 (2,157)
$ 96
Commodity Futures Contracts Sold Short
Natural Gas Futures Contracts 3 Jul 2026 97,140 10,662
Coffee ‘C’ Futures Contracts 1 May 2026 111,881 6,916
Cocoa Futures Contracts 2 May 2026 65,420 4,544
Hard Red Winter Wheat Futures Contracts 2 May 2026 63,550 (1,465)
Soybean Futures Contracts 2 Jul 2026 118,600 (2,431)
Soybean Oil Futures Contracts 3 Jul 2026 123,984 (5,622)
Soybean Oil Futures Contracts 2 May 2026 82,656 (8,539)
Wheat Futures Contracts 4 May 2026 123,250 (9,387)
$ (5,322)
– –
Custom Basket Swap Agreements
Counterparty
Reference
Obligation Type
a
Financing
Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Value and
Unrealized
Appreciation
OTC Custom Basket Swap Agreements
Morgan Stanley
Capital Services
LLC
MS Long/Short
Equity Custom
Basket Pay
3.34% (Federal
Funds Rate - 0.3%) At Maturity 08/31/28 $ 3,110,442 $ 244,409
OTC Custom Basket Swap Agreements Sold Short
Morgan Stanley
Capital Services
LLC
MS Long/Short
Equity Custom
Basket Receive
4.04% (Federal
Funds Rate + 0.4%) At Maturity 08/31/28 1,924,138 115,855
Shares
Percentage
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
Innoviva, Inc. 1,480 4.29% $ 12,605
Royalty Pharma plc — Class A 552 2.08% 8,779
Bristol-Myers Squibb Co. 504 1.65% 8,056
Biogen, Inc. 179 0.55% 7,916
Jazz Pharmaceuticals plc 105 0.53% 7,901

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
14 |
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
Shares
Percentage
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET (continued)
Consumer, Non-cyclical (continued)
Perdoceo Education Corp. 509 2.69% $ 7,744
Incyte Corp. 341 1.06% 7,649
Catalyst Pharmaceuticals, Inc. 958 4.04% 6,988
Alkermes plc 1,152 2.83% 6,878
Regeneron Pharmaceuticals, Inc. 12 0.13% 2,699
Utah Medical Products, Inc. 377 1.61% 2,620
Archer-Daniels-Midland Co. 414 1.38% 2,338
Pfizer, Inc. 1,264 3.56% 2,101
Exelixis, Inc. 326 2.33% 1,525
Seneca Foods Corp. — Class A 93 0.66% 1,175
Paypal Holdings, Inc. 190 2.21% 907
Ingles Markets, Inc. — Class A 170 1.11% 765
Biomarin Pharmaceutical, Inc. 251 1.77% 659
Pediatrix Medical Group, Inc. 337 4.68% 505
Aurinia Pharmaceuticals, Inc. 497 6.75% 82
Kura Oncology, Inc. 1,438 12.30% 61
Bio-Rad Laboratories, Inc. — Class A 55 0.36% (271)
PTC Therapeutics, Inc. 208 1.47% (377)
Ingredion, Inc. 294 0.89% (461)
Graham Holdings Co. — Class B 28 0.09% (1,372)
Viatris, Inc. 1,226 7.40% (1,576)
Cal-Maine Foods, Inc. 208 1.26% (1,808)
Collegium Pharmaceutical, Inc. 378 3.02% (2,176)
ADT, Inc. 3,172 15.22% (2,970)
Prog Holdings, Inc. 541 3.49% (2,997)
Harmony Biosciences Holdings, Inc. 705 3.57% (3,032)
SIGA Technologies, Inc. 2,696 18.69% (4,333)
Alarm.com Holdings, Inc. 670 2.32% (6,680)
Total Consumer, Non-cyclical $ 61,900
Financial
Enova International, Inc. 144 0.74% 10,823
Enact Holdings, Inc. 799 2.45% 7,064
Renaissancere Holdings Ltd 111 0.34% 6,874
Synchrony Financial 387 1.47% 6,266
Hamilton Insurance Group Ltd — Class B 1,168 3.35% 5,624
Jackson Financial, Inc. — Class A 252 0.95% 5,575
Bread Financial Holdings, Inc. 363 1.34% 5,395
MGIC Investment Corp. 1,252 3.81% 4,226
NMI Holdings, Inc. 642 2.67% 3,384
Essent Group Ltd 553 1.71% 2,185
Arch Capital Group Ltd 341 1.04% 2,061
Hartford Insurance Group, Inc. 237 0.74% 1,824
Travelers Cos, Inc. 108 0.34% 905
Northrim BanCorp, Inc. 612 4.37% 175
Capital City Bank Group, Inc. 251 2.30% 5
United Fire Group, Inc. 362 2.70% (10)
Allstate Corp. 71 0.48% (23)
Bank of America Corp. 518 2.05% (699)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
| 15
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
Shares
Percentage
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET (continued)
Financial (continued)
Pathward Financial, Inc. 243 1.12% $ (750)
Onemain Holdings, Inc. 420 1.87% (1,108)
Heritage Commerce Corp. 1,289 8.01% (1,234)
Mercury General Corp. 350 1.13% (1,407)
Capital One Financial Corp. 137 0.55% (4,698)
Total Financial $ 52,457
Industrial
Mueller Industries, Inc. 284 0.90% 15,374
Teekay Tankers Ltd — Class A 296 1.36% 7,088
Snap-on, Inc. 87 0.28% 6,681
Scorpio Tankers, Inc. 285 1.34% 6,079
AZZ, Inc. 255 0.80% 5,708
Oshkosh Corp. 174 0.68% 4,353
Lindsay Corp. 210 0.84% 1,142
Agco Corp. 146 0.86% 977
Enersys 112 0.58% 793
UFP Industries, Inc. 339 1.09% 302
Gencor Industries, Inc. 1,362 6.67% 64
A O Smith Corp. 459 1.52% (131)
Textron, Inc. 194 1.14% (603)
Toro Co. 97 1.07% (715)
Gibraltar Industries, Inc. 225 2.51% (1,984)
Luxfer Holdings plc 1,239 8.21% (2,121)
Alamo Group, Inc. 184 0.61% (4,985)
Total Industrial $ 38,022
Communications
Millicom International Cellular S.A. 465 1.33% 16,963
AT&T, Inc. 1,163 3.45% 10,537
Verizon Communications, Inc. 658 1.99% 9,726
Uniti Group, Inc. 1,357 10.66% 3,812
Lumen Technologies, Inc. 1,085 14.39% 2,113
Comcast Corp. — Class A 1,056 3.48% 627
Expedia Group, Inc. 50 0.43% 386
Maplebear, Inc. 212 2.67% 163
Sprinklr, Inc. — Class A 1,718 16.67% 86
IDT Corp. — Class B 435 2.04% (193)
Harmonic, Inc. 1,212 11.14% (640)
Spok Holdings, Inc. 910 9.17% (2,395)
Yelp, Inc. 870 4.04% (4,251)
Total Communications $ 36,934
Utilities
National Fuel Gas Co. 360 1.06% 11,436
Portland General Electric Co. 622 1.90% 6,392
Clearway Energy, Inc. — Class C 613 2.55% 6,114
UGI Corp. 913 2.75% 3,522
Otter Tail Corp. 382 1.14% 3,496
Consolidated Edison, Inc. 207 0.88% 2,919
Consolidated Water Co. Ltd 454 3.02% 621
MDU Resources Group, Inc. 1,623 4.83% (152)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
16 |
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
Shares
Percentage
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET (continued)
Utilities (continued)
Edison International 265 1.37% $ (198)
Duke Energy Corp. 254 0.76% (348)
Oge Energy Corp. 688 2.09% (638)
Brookfield Infrastructure Corp. — Class A 230 2.53% (2,061)
Total Utilities $ 31,103
Energy
Apa Corp. 688 2.36% 9,465
Basic Materials
Newmont Corp. 280 0.92% 9,147
Government
Banco Latinoamericano De Comercio Exterior S.A. — Class E 678 1.96% 4,331
Consumer, Cyclical
Borgwarner, Inc. 447 1.84% 9,609
Allison Transmission Holdings, Inc. 263 0.85% 6,494
Lear Corp. 272 0.83% 3,021
Blue Bird Corp. 452 1.76% 2,660
Strattec Security Corp. 222 1.28% 2,521
Boyd Gaming Corp. 404 1.22% 323
General Motors Co. 267 1.34% (593)
Signet Jewelers Ltd 101 1.18% (662)
Paccar, Inc. 187 0.87% (715)
Gentex Corp. 647 4.58% (888)
Johnson Outdoors, Inc. — Class A 238 2.15% (911)
Ford Motors Co. 1,397 8.67% (923)
Visteon Corp. 296 1.10% (1,089)
Rush Enterprises, Inc. — Class A 182 1.51% (1,121)
Sonos, Inc. 822 7.46% (1,535)
Gentherm, Inc. 389 3.60% (1,828)
Macy's, Inc. 489 5.53% (1,973)
Dolby Laboratories, Inc. — Class A 515 1.67% (3,360)
Autoliv, Inc. 302 0.95% (5,219)
Total Consumer, Cyclical $ 3,811
Technology
Cirrus Logic, Inc. 241 0.69% 13,046
NetScout Systems, Inc. 1,110 3.15% 7,512
Bandwidth, Inc. — Class A 2,153 5.61% 7,039
Zoom Communications, Inc. 431 1.24% 3,794
Mitek Systems, Inc. 673 7.41% 2,983
Vtex — Class A 2,462 25.00% 2,381
LiveRamp Holdings, Inc. 580 3.77% 325
Adobe, Inc. 25 0.41% (807)
Paycom Software, Inc. 66 0.82% (913)
Qualys, Inc. 101 1.14% (1,058)
Cognizant Technology Solutions Corp. — Class A 287 1.63% (1,086)
Qorvo, Inc. 300 1.29% (2,607)
NetApp, Inc. 333 0.98% (3,210)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
| 17
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
Shares
Percentage
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET (continued)
Technology (continued)
QUALCOMM, Inc. 153 0.78% $ (3,422)
Cricut, Inc. — Class A 2,610 26.74% (3,446)
OneSpan, Inc. 1,249 9.50% (3,524)
Amdocs Ltd 487 1.53% (3,870)
Skyworks Solutions, Inc. 320 1.87% (4,442)
Dropbox, Inc. — Class A 1,276 4.40% (4,552)
PagerDuty, Inc. 1,213 16.10% (6,904)
Total Technology $ (2,761)
Total MS LONG/SHORT EQUITY LONG CUSTOM BASKET $ 244,409
MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Financial
Walker & Dunlop, Inc. 431 (2.25)% 12,163
Cannae Holdings, Inc. 1,045 (8.80)% 10,504
Western Alliance BanCorp. 420 (1.41)% 8,248
Live Oak Bancshares, Inc. 910 (3.02)% 7,822
Franklin BSP Realty Trust, Inc. 3,312 (11.78)% 6,699
SL Green Realty Corp. 837 (2.71)% 6,132
Weyerhaeuser Co 1,355 (4.09)% 6,132
Ellington Financial, Inc. 2,718 (8.44)% 5,003
CBRE Group, Inc. — Class A 202 (0.74)% 4,936
Rithm Capital Corp. 3,386 (10.55)% 4,928
Redwood Trust, Inc. 5,542 (17.83)% 4,078
PennyMac Mortgage Investment Trust 2,780 (8.58)% 3,738
SBA Communications Corp. 147 (0.58)% 3,181
Smartstop Self Storage REIT, Inc. 1,035 (3.30)% 2,415
St Joe Co. 186 (1.59)% 1,880
Jefferies Financial Group, Inc. 437 (2.42)% 1,474
Iron Mountain, Inc. 312 (0.98)% 1,323
Federal Agricultural Mortgage Corp. — Class C 86 (0.67)% 1,056
Rithm Property Trust, Inc. 649 (7.47)% 1,005
Lamar Advertising Co. — Class A 199 (0.79)% 932
American Tower Corp. 109 (0.58)% 794
Millrose Properties, Inc. 790 (3.57)% 739
Ventas, Inc. 148 (1.22)% 692
Chimera Investment Corp. 1,878 (7.97)% 541
Welltower, Inc. 57 (0.51)% 507
LPL Financial Holdings, Inc. 41 (0.33)% 392
Horizon BanCorp., Inc. 1,963 (6.04)% 389
Beacon Financial Corp. 815 (3.33)% 180
American Healthcare REIT, Inc. 331 (2.12)% 73
Equity LifeStyle Properties, Inc. 472 (1.60)% (153)
Lincoln National Corp. 966 (2.82)% (511)
Macerich Co. 1,520 (5.29)% (863)
Primis Financial Corp. 1,079 (7.53)% (1,211)
SLM Corp. 862 (4.67)% (1,607)
First Foundation, Inc. 3,778 (16.95)% (2,318)
Merchants BanCorp 394 (2.33)% (3,951)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
18 |
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
Shares
Percentage
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
MS LONG/SHORT EQUITY SHORT CUSTOM BASKET (continued)
Financial (continued)
Equinix, Inc. 35 (0.10)% $ (6,466)
Total Financial $ 80,876
Consumer, Non-cyclical
First Advantage Corp. 1,653 (8.50)% 7,442
Orthopediatrics Corp. 1,713 (6.30)% 6,100
CRA International, Inc. 179 (0.62)% 6,098
Rollins, Inc. 566 (1.87)% 5,746
Verisk Analytics, Inc. 156 (0.53)% 4,696
Manpowergroup, Inc. 1,189 (3.39)% 3,742
Cintas Corp. 144 (0.59)% 2,342
Limoneira Co. 2,310 (7.45)% 1,622
Medifast, Inc. 853 (9.81)% 466
Matthews International Corp. — Class A 547 (3.87)% (663)
FTI Consulting, Inc. 202 (0.57)% (2,061)
Tejon Ranch Co 1,721 (5.31)% (4,942)
Insperity, Inc. 963 (3.70)% (5,214)
Total Consumer, Non-cyclical $ 25,374
Consumer, Cyclical
LGI Homes, Inc. 363 (2.53)% 4,463
Freshpet, Inc. 110 (1.70)% 2,835
Capri Holdings Ltd 541 (5.68)% 1,853
JetBlue Airways Corp. 6,522 (22.62)% 1,829
RB Global, Inc. 327 (1.04)% 1,426
Tesla, Inc. 22 (0.27)% 1,361
Penn Entertainment, Inc. 1,392 (6.65)% (967)
Total Consumer, Cyclical $ 12,800
Technology
NCR Voyix Corp. 2,224 (15.80)% 12,382
Palantir Technologies, Inc. — Class A 58 (0.68)% (570)
Total Technology $ 11,812
Industrial
Casella Waste Systems, Inc. — Class A 291 (1.26)% 4,458
RXO, Inc. 1,261 (6.84)% 2,779
Exponent, Inc. 430 (1.53)% 2,352
Waste Management, Inc. 110 (0.44)% 1,462
Republic Services, Inc. 116 (0.46)% 1,433
Saia, Inc. 21 (0.28)% 1,370
Knife River Corp. 343 (1.22)% 1,288
Clean Harbors, Inc. 87 (0.35)% 446
Enviri Corp. 1,076 (5.10)% (1,267)
Trinity Industries, Inc. 664 (3.11)% (2,722)
XPO, Inc. 60 (0.51)% (3,567)
Total Industrial $ 8,032
Basic Materials
International Paper Co 692 (2.80)% 8,037
Sherwin-Williams Co. 96 (0.31)% 4,014
Air Products And Chemicals, Inc. 122 (0.34)% (24)
Balchem Corp. 183 (0.59)% (1,242)
Westlake Corp. 178 (0.86)% (2,107)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
| 19
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
Shares
Percentage
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
MS LONG/SHORT EQUITY SHORT CUSTOM BASKET (continued)
Basic Materials (continued)
Kronos Worldwide, Inc. 5,857 (15.22)% $ (5,259)
Dow, Inc. 868 (2.40)% (11,419)
Total Basic Materials $ (8,000)
Energy
Core Laboratories, Inc. 854 (5.96)% 3,183
Select Water Solutions, Inc. 756 (6.54)% (1,163)
Natural Gas Services Group, Inc. 355 (2.65)% (1,864)
Nextdecade Corp. 1,408 (13.05)% (2,392)
Viper Energy, Inc. — Class A 722 (2.13)% (5,314)
Archrock, Inc. 816 (2.87)% (7,489)
Total Energy $ (15,039)
Total MS LONG/SHORT EQUITY SHORT CUSTOM BASKET $ 115,855
a
Custom Basket Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
b
Includes cumulative appreciation (depreciation).
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Consolidated Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 2,823,995 $ — $ — $ 2,823,995
Rights — — 2 2
Mutual Funds 2,658,772 — — 2,658,772
Closed-End Mutual Funds 464,912 — — 464,912
Master Limited Partnerships 41 — — 41
Repurchase Agreements — 1,092,467 — 1,092,467
Commodity Futures Contracts
a
105,094 — — 105,094
Currency Futures Contracts
a
22,779 — — 22,779
Equity Futures Contracts
a
11,935 — — 11,935
Interest Rate Futures Contracts
a
3,942 4,299 — 8,241
Equity Custom Basket Swap Agreements
a
— 360,264 — 360,264
Total Assets $ 6,091,470 $ 1,457,030 $ 2 $ 7,548,502
– – – –

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
20 |
SEE NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Futures Contracts
a
$ 4,318 $ — $ — $ 4,318
Currency Futures Contracts
a
6,440 — — 6,440
Equity Futures Contracts
a
7,417 5,446 — 12,863
Commodity Futures Contracts
a
48,004 — — 48,004
Common Stocks Sold Short 282,652 — — 282,652
Exchange-Traded Funds Sold Short 494,212 — — 494,212
Total Liabilities $ 843,043 $ 5,446 $ — $ 848,489
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/88525/000139834425021766/fp0095396-56_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 1,650,899 $ 873,912 $ (400,000) $ 13,010 $ (989,853) $ 1,147,968 114,226 $ 9,630
Guggenheim Strategy
Fund II 1,119,824 641,378 (150,000) (742,285) (1,447) 867,470 35,063 7,136
Guggenheim Strategy
Fund III 645,147 620,211 — (1,599,058) 977,034 643,334 25,899 3,372
$ 3,415,870 $ 2,135,501 $ (550,000) $ (2,328,333) $ (14,266) $ 2,658,772 $ 20,138

THE GUGGENHEIM FUNDS | 21
March 31, 2026
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited)
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited)
Note 1 ‒ Organization, Consolidation of Subsidiaries and Significant Accounting Policies
Organization
Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange
Commission (the “SEC”) under the Investment Company Act of 1940 (the ”1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each
Fund separately.
This report covers the following Funds:
For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.
Consolidation of Subsidiaries
The consolidated schedules of investments of each Fund include the accounts of a wholly-owned and controlled
Cayman Islands subsidiary (each, a “Subsidiary” and collectively, the “Subsidiaries”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.
Each Fund may invest up to 25% of its total assets in its respective Subsidiary, which is intended to provide the Fund with exposure to certain investments consistent with the Fund’s investment objective and policies while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal
Revenue Code of 1986, as amended (the “Internal Revenue Code”).
Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S.
GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’
investments (the “Fund Valuation Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Security Investors, LLC (the "Adviser") as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the
“Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”)
reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The
Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation
Fund Name Diversification Status
Commodities Strategy Fund Non-diversified
Managed Futures Strategy Fund Diversified
Multi-Hedge Strategies Fund Diversified

22 | THE GUGGENHEIM FUNDS
March 31, 2026
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.
Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the
Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation
Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.
Open-end investment companies are valued at their net asset value ("NAV") as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.
U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.
Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security.
Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective
Note 1 ‒ Organization, Consolidation of Subsidiaries and Significant Accounting Policies (continued)

THE GUGGENHEIM FUNDS | 23
March 31, 2026
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.
Note 2 ‒ Financial Instruments and Derivatives
As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments.
These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of
Investments.
Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction.
Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Funds may utilize derivatives for the following purposes:
Duration: the use of an instrument to manage the interest rate risk of a portfolio.
Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.
Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.
Liquidity: the ability to buy or sell exposure with little price/market impact.
Speculation: the use of an instrument to express macro-economic and other investment views.
Note 1 ‒ Organization, Consolidation of Subsidiaries and Significant Accounting Policies (continued)

24 | THE GUGGENHEIM FUNDS
March 31, 2026
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.
Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Fund's Consolidated Schedule of Investments.
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-
lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as a custom basket of securities) for a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the New York Stock Exchange or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.
The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.
Note 3 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP
Note 2 ‒ Financial Instruments and Derivatives (continued)

THE GUGGENHEIM FUNDS | 25
March 31, 2026
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level
1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 4 ‒ Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102%
of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
At March 31, 2026, the repurchase agreements in the joint account were as follows:
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Fair Value
J.P. Morgan Securities LLC 3.66%
Due 04/01/2026
$ 97,218,913 $ 97,231,084 U.S. Treasury Strip Coupon
0.00%
Due 02/15/30 - 11/15/30 $ 116,521,416 $ 99,163,292
— — —
Bank of America Securities, Inc.
3.65% Due 04/01/2026
88,350,386 88,362,385 U.S. Treasury Inflation-
Protected Security
0.25%
Due 02/15/50 103,629,400 74,301,106
U.S. Treasury Strip Principal
0.00%
Due 11/15/42 - 05/15/55 62,567,500 15,816,305
166,196,900 90,117,411
185,569,299
Note 3 ‒ Fair Value Measurement (continued)

26 | THE GUGGENHEIM FUNDS
March 31, 2026
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
Note 5 ‒ Portfolio Securities Loaned
The Funds may lend their securities to approved brokers to earn additional income. Securities lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, the Bank of New York Corp. (“BNY”) acts as the lending agent (prior to
September 29, 2025, U.S. Bank acted as the securities lending agent), and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral and proceeds are invested in the Dreyfus
Treasury Obligations Cash Management Fund – Institutional Shares. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The
Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.
The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.
At March 31, 2026, none of the Funds participated in securities lending transactions.
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.
Note 6 ‒ Market Risks
The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S.
and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of
Note 4 ‒ Repurchase Agreements (continued)

THE GUGGENHEIM FUNDS | 27
March 31, 2026
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (concluded)
the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.
Note 6 ‒ Market Risks (continued)

28 | THE GUGGENHEIM FUNDS
OTHER INFORMATION
OTHER INFORMATION
Sector Classification
Information in the “Consolidated Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider.
Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries.
For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level
Classifications used by widely recognized industry classification system providers such as Bloomberg Industry
Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.